INCORPORATION AND GOING CONCERN (Details) - USD ($)			12 Months Ended
	Nov. 17, 2017	Nov. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Going concern and uncertainty
Litigation damages and interest awarded	$ 112,519,117
Cash held in escrow				$ 70,000,000
Gross proceeds from 2017 financing			$ 65,324,997
Cash and cash equivalents			$ 17,507,157	$ 22,954,571	$ 55,026,171	$ 5,193,561
CardiAQ
Going concern and uncertainty
Litigation damages and interest awarded		$ 112,000,000
Cash held in escrow		70,000,000
Remaining damages became due and payable		$ 42,000,000
Amount of financing proceeds used to settle the damages and interest awards	$ 42,000,000